Financial risk management - Additional Information (Detail) - Jan. 26, 2022 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Convertible Redeemable Preference Shares [Member] | Events after Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Total cash consideration	$ 87.3	¥ 556.4